Bonds (Details) - Schedule of Bonds Issued Summary - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Schedule of Bonds Issued Summary [Line Items]
Current		S/ 81,538	S/ 77,100
Non-current		S/ 741,387	792,813
Corporate bonds - Regulation S issued on the United States of America [Member]
Schedule of Bonds Issued Summary [Line Items]
Date of maturity		2039 years
Interest rate		4.75%
Currency		PEN
Current	[1]	S/ 28,558	31,203
Non-current	[1]	S/ 599,803	598,753
Corporate Bonds - Lima Stock Exchange issued on Peru [Member]
Schedule of Bonds Issued Summary [Line Items]
Date of maturity		2027 years
Interest rate		8.38%
Currency		PEN
Current	[2]	S/ 49,369	41,343
Non-current	[2]	S/ 130,750	177,341
Private Bonds [Member]
Schedule of Bonds Issued Summary [Line Items]
Date of maturity		2027 years
Interest rate		8.50%
Currency		US$
Current	[3]	S/ 3,611	4,554
Non-current	[3]	S/ 10,834	S/ 16,719

[1]	In February 2015, the subsidiary Tren Urbano de Lima S.A. issued international corporate bonds under Regulation S of the United States of America. The issuance was made in VAC soles (adjusted at Constant Update Value) for an amount of S/ 629 million. The bonds are rated AA+.
[2]	From 2015 to 2016, the subsidiary Red Vial 5 S.A. issued Corporate Bonds on the Lima Stock Exchange for a total S/ 365 million. The bonds are rated AA+.
[3]	At the beginning of 2020, the subsidiary Cumbra Peru S.A. prepared the First Private Bond Program up to a maximum amount of US$ 7.8 million (equivalent to S/ 25.9 million) which were issued to be exchanged for previously incurred commercial debt.